Acquisitions of Subsidiaries (Details) - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Purchase price allocation
Goodwill		$ 39,995,458	$ 39,995,458
Net income			24,337,013	$ 14,372,300	$ 9,155,065
Pro forma results (Unaudited)
Revenues			99,101	45,933
Net income attributable to Jupai			$ 26,126	$ 15,088
Scepter Pacific Limited
Business Acquisition [Line Items]
Ordinary shares issued for acquisition	32,481,552
Purchase price allocation
Revenues		4,056,792
Net income		$ 1,790,490
Scepter Pacific Limited | Contract Backlog
Purchase price allocation
Intangible assets acquired: Contract Backlog , amortization period	3 years 6 months
Scepter Pacific Limited | E-house Investment and Reckon Capital Limited
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Ordinary shares issued for acquisition	32,481,552
Purchase price allocation
Cash and cash equivalents	$ 5,828,615
Other current assets	2,929,003
Long-term investments	4,872,731
Other long-term assets	228,166
Income tax payable	(2,047,784)
Other current liabilities	(2,707,310)
Goodwill	39,995,458
Deferred tax liabilities	(2,425,650)
Total purchase price	56,375,829
Scepter Pacific Limited | E-house Investment and Reckon Capital Limited | Contract Backlog
Purchase price allocation
Intangible assets acquired: Contract Backlog	9,702,600
Scepter Pacific Limited
Business Acquisition [Line Items]
Fair value of Company's shares issued	54,135,920
Replacement of Scepter's share options (Note 13)	2,239,909
Consideration	$ 56,375,829